                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 9/30/07

Check here if Amendment: [ ]; Amendment Number: ____

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Empire Capital Management, LLC

Address: 1 Gorham Island
         Westport, CT 06880


Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: J. Markham Penrod
Title: Chief Compliance Officer
Phone:  203-454-6925


Signature, Place, and Date of Signing:



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J. Markham Penrod          Westport,CT                        11/14/07
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _____________________________
[Repeat as necessary.]



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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      ______None_______

Form 13F Information Table Entry Total: _______64______

Form 13F Information Table Value Total: $_____446,020_______
                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

-------   ---------------------------   ----------------------

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

            ITEM 1                 ITEM 2     ITEM 3    ITEM 4     ITEM 5          ITEM 6         ITEM 7           ITEM 8
-------------------------------  ---------  ---------  --------  ---------  -------------------  --------  ---------------------
                                                         FAIR    SHARES OF     INVEST. DISC.                  VOTING AUTHORITY
                                 TITLE OF               MARKET   PRINCIPAL  -------------------            ---------------------
         NAME OF ISSUER            CLASS     CUSIP #     VALUE     AMOUNT   SOLE  SHARED  OTHER  MANAGERS    SOLE   SHARED  NONE
-------------------------------  ---------  ---------  --------  ---------  ----  ------  -----  --------  -------  ------  ----
                                                                              A      B      C                 A        B      C
APPLE COMPUTER INC               Eq-OTC     037833100  10742900      70000  X                    FINE        70000       0     0
ALLOT COMMUNICATIONS LTD         Eq-OTC     M0854Q105   2700000     450000  X                    FINE       450000       0     0
ANALOGIC CORP NEW                Eq-OTC     032657207   2869200      45000  X                    FINE        45000       0     0
ALVARION LTD                     Eq-OTC     M0861T100   5445000     375000  X                    FINE       375000       0     0
AMERICAN TOWER SYSTEM CORP CL A  Eq-Listed  029912201   9796500     225000  X                    FINE       225000       0     0
ANADIGICS INC                    Eq-OTC     032515108   4068000     225000  X                    FINE       225000       0     0
ARIBA INC NEW                    Eq-OTC     04033V203   2695000     250000  X                    FINE       250000       0     0
ARUBA NETWORKS INC               Eq-OTC     043176106   9600000     480000  X                    FINE       480000       0     0
ACTIVISION INC NEW               Eq-OTC     004930202   5397500     250000  X                    FINE       250000       0     0
AUDIOCODES LTD ORD               Eq-OTC     M15342104   3418750     625000  X                    FINE       625000       0     0
BEA SYSTEMS INC                  Eq-OTC     073325102  15811800    1140000  X                    FINE      1140000       0     0
BRASIL TELECOM PARTIPACOES       Eq-Listed  105530109   2828098      37900  X                    FINE        37900       0     0
SALESFORCE.COM INC               Eq-Listed  79466L302   5132000     100000  X                    FINE       100000       0     0
CISCO SYSTEMS INC                Eq-OTC     17275R102  19877940     600000  X                    FINE       600000       0     0
CITRIX SYSTEMS                   Eq-OTC     177376100   8668800     215000  X                    FINE       215000       0     0
EBAY INC                         Eq-OTC     278642103   5853000     150000  X                    FINE       150000       0     0
EMC CORP-MASS                    Eq-Listed  268648102  14664000     705000  X                    FINE       705000       0     0
EMCORE CORP                      Eq-OTC     290846104   7449485     775988  X                    FINE       775988       0     0
EQUINIX INC                      Eq-OTC     29444U502  19955250     225000  X                    FINE       225000       0     0
ENTRUST INC                      Eq-OTC     293848107  11915220    5594000  X                    FINE      5594000       0     0
ERESEARCH TECHNOLOGY INC         Eq-OTC     29481V108    820080      72000  X                    FINE        72000       0     0
ELECTRONIC ARTS INC              Eq-OTC     285512109  11757900     210000  X                    FINE       210000       0     0
EXTREME NETWORKS INC             Eq-OTC     30226D106  16031616    4174900  X                    FINE      4174900       0     0
FOUNDRY NETWORKS INC             Eq-OTC     35063R100   8440750     475000  X                    FINE       475000       0     0
FLEXTRONICS INTERNATIONAL        Eq-OTC     Y2573F102   6428500     575000  X                    FINE       575000       0     0
FIRST SOLAR INC                  Eq-Listed  336433107   2060448      17500  X                    FINE        17500       0     0
GENESIS MICROCHIP INC            Eq-OTC     37184C103   1607200     205000  X                    FINE       205000       0     0
HARMONIC INC                     Eq-OTC     413160102   9336800     880000  X                    FINE       880000       0     0
I D SYSTEMS INC DEL              Eq-OTC     449489103  12423600    1015000  X                    FINE      1015000       0     0
INTERNAP NETWORK SVCS CORP       Eq-OTC     45885A300   8190260     578000  X                    FINE       578000       0     0
INFORMATICA CORPORATION          Eq-OTC     45666Q102   1413000      90000  X                    FINE        90000       0     0
INTEL CORP                       Eq-OTC     458140100   9051000     350000  X                    FINE       350000       0     0
JUNIPER NETWORKS                 Eq-OTC     48203R104   3844050     105000  X                    FINE       105000       0     0
LANOPTICS LTD ORD                Eq-OTC     M6706C103   6789600     360000  X                    FINE       360000       0     0
LANTRONIX INC                    Eq-OTC     516548104   6230000    6230000  X                    FINE      6230000       0     0
MICROSEMI CORP                   Eq-OTC     595137100   9758000     350000  X                    FINE       350000       0     0
MICROSOFT CORP                   Eq-OTC     594918104  17676000     600000  X                    FINE       600000       0     0
NUANCE COMMUNICATIONS INC        Eq-OTC     67020Y100   3282700     170000  X                    FINE       170000       0     0
ORACLE SYSTEMS CORP              Eq-OTC     68389X105   9742500     450000  X                    FINE       450000       0     0
PACKETEER INC                    Eq-OTC     695210104   3382000     445000  X                    FINE       445000       0     0
PMC-SIERRA INC                   Eq-OTC     69344F106  14388850    1715000  X                    FINE      1715000       0     0
POWERWAVE TECHNOLOGIES INC       Eq-OTC     739363109   9240000    1500000  X                    FINE      1500000       0     0
CALL BEA SYSTEMS INC DEC 12.5    Opt-Calls  0733257LV     46250      25000  X                    FINE          250       0     0
PUT VASCO DATA SECUR DEC 25      Opt-Puts   92230Y7XE     96900      96900  X                    FINE          969       0     0
PUT VASCO DATA SECUR DEC 30      Opt-Puts   92230Y7XF    293250     127500  X                    FINE         1275       0     0
CALL QUEST SOFTWARE I OCT 15     Opt-Calls  74834Q7JC    762125      33500  X                    FINE         3350       0     0
QUEST SOFTWARE INC               Eq-OTC     74834T103  10210200     595000  X                    FINE       595000       0     0

            ITEM 1                 ITEM 2     ITEM 3    ITEM 4     ITEM 5          ITEM 6         ITEM 7           ITEM 8
-------------------------------  ---------  ---------  --------  ---------  -------------------  --------  ---------------------
                                                         FAIR    SHARES OF     INVEST. DISC.                  VOTING AUTHORITY
                                 TITLE OF               MARKET   PRINCIPAL  -------------------            ---------------------
         NAME OF ISSUER            CLASS     CUSIP #     VALUE     AMOUNT   SOLE  SHARED  OTHER  MANAGERS    SOLE   SHARED  NONE
-------------------------------  ---------  ---------  --------  ---------  ----  ------  -----  --------  -------  ------  ----
                                                                              A      B      C                 A        B      C
PUT VARIAN SEMICONDU NOV 50      Opt-Puts   9222077WJ    112000      40000  X                    FINE          400       0     0
RF MICRO DEVICES INC             Eq-OTC     749941100   8277900    1230000  X                    FINE      1230000       0     0
RESEARCH IN MOTION LTD NEW       Eq-OTC     760975102   3449250      35000  X                    FINE        35000       0     0
SIGMA DESIGNS INC                Eq-OTC     826565103   4100400      85000  X                    FINE        85000       0     0
SINA.COM                         Eq-OTC     G81477104   7416750     155000  X                    FINE       155000       0     0
SEMICONDUCTOR HOLDRS TR          Eq-Listed  816636203  14362500     375000  X                    FINE       375000       0     0
SHANDA INTERACTIVE ENTMT LTD     Eq-OTC     81941Q203   2267986      61000  X                    FINE        61000       0     0
STOCKERYALE INC                  Eq-OTC     86126T203   6837040    5064474  X                    FINE      5064474       0     0
SEAGATE TECHNOLOGY HOLDINGS      Eq-Listed  G7945J104  15092200     590000  X                    FINE       590000       0     0
SAVVIS INC                       Eq-OTC     805423308   3880990     100000  X                    FINE       100000       0     0
SYNAPTICS INC                    Eq-OTC     87157D109   1432800      30000  X                    FINE        30000       0     0
TUMBLEWEED COMMUNICATIONS CORP   Eq-OTC     899690101   8852760    4098500  X                    FINE      4098500       0     0
TIME WARNER TELECOM INC CL A     Eq-OTC     887319101   7469800     340000  X                    FINE       340000       0     0
TEXAS INSTRUMENTS INC            Eq-Listed  882508104   4390800     120000  X                    FINE       120000       0     0
UTSTARCOM INC                    Eq-OTC     918076100   1793400     490000  X                    FINE       490000       0     0
NEXTWAVE WIRELESS INC            Eq-OTC     65337Y102    572000     100000  X                    FINE       100000       0     0
YINGLI GREEN ENERGY HLG CO LTD   Eq-Listed  98584B103   3519450     135000  X                    FINE       135000       0     0
                          446,020